Other expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Expense [Abstract]
Auditor's remuneration [text block]
Auditor's remuneration
	Full year
(in USD million, excluding VAT)	2020	2019	2018

Audit fee Ernst & Young (principal accountant from 2019)	10.7	4.7
Audit fee KPMG (principal accountant 2018)		2.8	7.1
Audit related fee Ernst & Young (principal accountant from 2019)	1.0	0.5
Audit related fee KPMG (principal accountant 2018)		1.2	1.0
Tax fee Ernst & Young (principal accountant from 2019)	0.0	0.2
Tax fee KPMG (principal accountant 2018)		0.0	0.0
Other service fee Ernst & Young (principal accountant from 2019)	0.0	0.9
Other service fee KPMG (principal accountant 2018)		0.0	0.0

Total remuneration	11.7	10.3	8.1